SEGMENT INFORMATION (Tables)	12 Months Ended
Mar. 31, 2026
Segment Reporting [Abstract]
SCHEDULE OF INFORMATION BY REPORTABLE SEGMENT

The following table shows information by reportable segment for the years ended March 31, 2026, 2025 and 2024:

	Thousands of Yen
	Real estate	Hotel	Others	Reconciling Items	Consolidated
March 31, 2026
Net sales:
External customers	¥20,600,358	¥1,310,224	¥310,581	¥-	¥22,221,163
Intersegment	33,580	147	342,723	(376,450)	-
Total	20,633,938	1,310,371	653,304	(376,450)	22,221,163
Cost of revenues	(16,453,324)	(1,172,152)	(514,009)	326,743	(17,812,742)
Operating expenses	(1,362,798)	(88,460)	(139,127)	(1,246,456)	(2,836,841)
Operating income (loss)	2,817,816	49,759	168	(1,296,163)	1,571,580
Other income (expenses)	(290,863)	819	(12,108)	(18,224)	(320,376)
Income (loss) before income taxes	2,526,953	50,578	(11,940)	(1,314,387)	1,251,204
Depreciation and amortization	(16,069)	(38,615)	(8,366)	(9,027)	(72,077)
Capital expenditures	¥174,117	¥1,355,505	¥3,084	¥101,837	¥1,634,543

	Thousands of Yen
	Real estate	Hotel	Others	Reconciling Items	Consolidated
As of March 31, 2026
Total assets	19,868,937	4,934,311	454,480	1,699,167	26,956,895

	Thousands of Yen
	Real estate	Hotel	Others	Reconciling Items	Consolidated
March 31, 2025
Net sales:
External customers	¥18,819,041	¥1,248,784	¥583,091	-	¥20,650,916
Intersegment	21,920	21,725	183,549	¥(227,194)	-
Total	18,840,961	1,270,509	766,640	(227,194)	20,650,916
Cost of revenues	(15,578,567)	(1,112,486)	(562,360)	161,767	(17,091,646)
Operating expenses	(1,257,330)	(94,807)	(303,413)	(561,204)	(2,216,754)
Operating income (loss)	2,005,064	63,216	(99,133)	(626,631)	1,342,516
Other income (expenses)	(194,243)	428	(5,541)	5,084	(194,272)
Income (loss) before income taxes	1,810,821	63,644	(104,674)	(621,547)	1,148,244
Depreciation and amortization	(15,493)	(36,956)	(40,951)	(50,687)	(144,087)
Capital expenditures	¥753	¥18,192	¥15,244	¥3,275	¥37,464

	Thousands of Yen
	Real estate	Hotel	Others	Reconciling Items	Consolidated
As of March 31, 2025
Total assets	15,409,857	3,894,723	344,032	2,835,576	22,484,188

LOGPROSYLE INC.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

	Thousands of Yen
	Real estate	Hotel	Others	Reconciling Items	Consolidated
March 31, 2024
Net sales:
External customers	¥12,411,288	¥1,044,267	¥666,285	-	¥14,121,840
Intersegment	8,372	25,533	195,279	¥(229,184)	-
Total	12,419,660	1,069,800	861,564	(229,184)	14,121,840
Cost of revenues	(10,016,902)	(1,010,546)	(656,008)	213,505	(11,469,951)
Operating expenses	(1,104,605)	(58,665)	(206,369)	(343,749)	(1,713,388)
Operating income (loss)	1,298,153	589	(813)	(359,428)	938,501
Other income (expenses)	(410,533)	968	(8,973)	(4)	(418,542)
Income (loss) before income taxes	887,620	1,557	(9,786)	(359,432)	519,959
Depreciation and amortization	(22,440)	(47,930)	(6,126)	(10,531)	(87,027)
Capital expenditures	¥2,345	¥6,650	¥32,345	¥805	¥42,145